Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 5 - CASH AND CASH EQUIVALENTS:

	December 31
	2021	2020
	USD in thousands
Cash in banks	24,025	22,363

The currencies in which the cash and cash equivalents are denominated or to which they are linked are as follows:

	December 31
	2021	2020
	USD in thousands
USD	22,151	19,448
NIS	1,874	2,906
Other currencies	-	9
	24,025	22,363

The carrying amount of cash and cash equivalents approximates their fair value.